Related-Party Transactions	9 Months Ended
Sep. 30, 2013
Related-Party Transactions

14. Related-Party Transactions

The Company paid a former member of its Board of Directors, who is also a member of its Scientific and Clinical Advisory Boards, a total of $60,000 per year in the years ended December 31, 2012 and 2011, respectively, and $35,000 for the nine months ended September 30, 2013, in monthly cash retainers. The Company also issued options to purchase shares of common stock to this individual in his capacity as a member of its Scientific Advisory Board (Note 11).